Note 2 - Accounting Judgments and Estimation Uncertainty (Details Textual) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Statement Line Items [Line Items]
Current assets or disposal groups classified as held for sale		$ 288,379	$ 0
Star X [member]
Statement Line Items [Line Items]
Financial assets at fair value through profit or loss, redemption right		8.00%
Financial assets at fair value through profit or loss, liquidation preference		100.00%
Financial assets at fair value through profit or loss, dividend right		8.00%
OPay Digital Services Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	13.10%	6.44%	13.10%
Nanobank [member] | Disposal groups classified as held for sale [member]
Statement Line Items [Line Items]
Disposal group held for sale, consideration to be received		$ 127,100
Disposal group held for sale, consideration to be received, number of quarterly installments		8
Disposal group held for sale, consideration to be received, term (Year)		2 years
Disposal group held for sale, discount rate		5.00%
Current assets or disposal groups classified as held for sale		$ 120,300
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation		$ 118,200